Defined Benefit Liabilities(Assets) (Tables)	12 Months Ended
Dec. 31, 2017
Details of defined benefit liabilities (assets)
(1)	Details of defined benefit liabilities(assets) as of December 31, 2017 and 2016 are as follows:

(In millions of won)
	December 31, 2017		December 31, 2016
Present value of defined benefit obligations	￦	679,625	595,667
Fair value of plan assets		(663,617)	(555,175)

Defined benefit assets(*)		(45,952)	(30,247)

Defined benefit liabilities		61,960	70,739

(*)	Since the Group entities neither have legally enforceable right nor intention to settle the defined benefit obligations of Group entities with defined benefit assets of other Group entities, defined benefit assets of Group entities have been separately presented from defined benefit liabilities.

Principal actuarial assumptions
(2)	Principal actuarial assumptions as of December 31, 2017 and 2016 are as follows:

	December 31, 2017	December 31, 2016
Discount rate for defined benefit obligations	2.58%~4.03%	1.90%~2.96%
Expected rate of salary increase	3.08%~5.93%	2.49%~6.09%

Total amount of expenses recognized in profit and loss
(5)	Total amount of expenses recognized in profit and loss (included in labor in the consolidated statement of income) and capitalized into construction-in-progress for the years ended December 31, 2017, 2016 and 2015 are as follows:

(In millions of won)
	2017	2016	2015
Current service cost	￦ 125,526	114,528	106,764
Net interest cost	2,170	3,615	3,257

	￦127,696	118,143	110,021

Details of plan assets
(6)	Details of plan assets as of December 31, 2017 and 2016 are as follows:

(In millions of won)
	December 31, 2017		December 31, 2016
Equity instruments	￦	15,567	13,640
Debt instruments		134,710	95,359
Short-term financial instruments, etc.		513,340	446,176

	￦	663,617	555,175

Effects on defined benefit obligations if each of significant actuarial assumptions changes within expectable and reasonable range
(7)	As of December 31, 2017, effects on defined benefit obligations if each of significant actuarial assumptions changes within expectable and reasonable range are as follows:

(In millions of won)
	0.5% Increase		0.5% Decrease
Discount rate	￦	(24,702)	26,808
Expected salary increase rate		26,988	(25,138)

Retirement benefit obligation [Member]
Changes in defined benefit liabilities (assets)
(3)	Changes in defined benefit obligations for the years ended December 31, 2017 and 2016 are as follows:

(In millions of won)
	2017		2016
Beginning balance	￦	595,667	525,269
Current service cost		125,526	114,528
Interest cost		15,991	13,441
Remeasurement - Demographic assumption		(287)	677
- Financial assumption		(20,731)	(2,462)
- Adjustment based on experience		11,561	6,229
Benefit paid		(60,883)	(55,350)
Others		12,781	(6,665)

Ending balance	￦	679,625	595,667

Plan assets [member]
Changes in defined benefit liabilities (assets)
(4)	Changes in plan assets for the years ended December 31, 2017 and 2016 are as follows:

(In millions of won)
	2017		2016
Beginning balance	￦	555,175	426,413
Interest income		13,821	9,826
Remeasurement		(5,540)	(6,320)
Contributions		155,834	159,687
Benefit paid		(60,006)	(34,247)
Others		4,333	(184)

Ending balance	￦	663,617	555,175